9. Short Term Debt - Related Parties (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Short Term Debt - Related Party	$ 415,787		$ 516,659	$ 0
Imputed interest expense	$ 7,163	$ 0